Disclosure of deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Stream interests	$ 7,133	$ 7,793	$ 0
Share and debt issue expense	989	2,286	3,824
Deferred and restricted share units	2,032	2,032	1,562
Non-capital losses	0	(1,015)	0
Royalty interests and exploration and evaluation assets		0	2,567
Other assets	120	223	25
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(88,787)	(123,772)	(118,306)
Investments	3,898	10,054	8,051
Other liabilities	0	(238)	(598)
Convertible debt	(4,866)	(6,047)	(975)
Total deferred tax assets and liabilities	(87,277)	(126,762)	$ (119,952)
Statement of income [Member]
Deferred tax assets:
Stream interests	(660)	294
Share and debt issue expense	(1,297)	(1,639)
Deferred and restricted share units	(140)	470
Non-capital losses	1,015	0
Royalty interests and exploration and evaluation assets		(2,567)
Other assets	(103)	198
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	37,574	29,041
Investments	(192)	2,167
Other liabilities	238	360
Convertible debt	1,181	160
Total deferred tax assets and liabilities	35,970	24,150
Benefit from flow-throw shares [Member]
Deferred tax assets:
Stream interests		0
Share and debt issue expense		0
Deferred and restricted share units		0
Non-capital losses		0
Royalty interests and exploration and evaluation assets		0
Other assets		0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets		6,416
Investments		2,315
Other liabilities		0
Convertible debt		0
Total deferred tax assets and liabilities		4,101
Equity attributable to owners of parent [member]
Deferred tax assets:
Stream interests	0	0
Share and debt issue expense	0	101
Deferred and restricted share units	140	0
Non-capital losses	0	0
Royalty interests and exploration and evaluation assets		0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	0	0
Investments	0	0
Other liabilities	0	0
Convertible debt	0	(5,232)
Total deferred tax assets and liabilities	140	(5,131)
Other Comprehensives Income Member
Deferred tax assets:
Stream interests	0	0
Share and debt issue expense	0	0
Deferred and restricted share units	0	0
Non-capital losses	0	0
Royalty interests and exploration and evaluation assets		0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(2,038)	(3,241)
Investments	(5,964)	(2,479)
Other liabilities	0	0
Convertible debt	0	0
Total deferred tax assets and liabilities	3,926	(762)
Aggregated individually immaterial business combinations [member]
Deferred tax assets:
Stream interests		7,499
Share and debt issue expense		0
Deferred and restricted share units		0
Non-capital losses		(1,015)
Royalty interests and exploration and evaluation assets		0
Other assets		0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets		(37,576)
Investments		0
Other liabilities		0
Convertible debt		0
Total deferred tax assets and liabilities		(29,062)
Translation Adjustments [Member]
Deferred tax assets:
Stream interests	0	0
Share and debt issue expense	0	0
Deferred and restricted share units	0	0
Non-capital losses	0	0
Royalty interests and exploration and evaluation assets		0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(551)	(106)
Investments	0	0
Other liabilities	0	0
Convertible debt	0	0
Total deferred tax assets and liabilities	$ (551)	$ (106)